Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information
16.	Segment Information:

In the second quarter of 2023, the Company established its LPG carrier operations through the acquisition of two LPG carrier vessels. With effect from the second quarter of 2024, the Company operated in two reportable segments: (i) the Handysize tanker segment and (ii) the LPG carrier segment, each on a continued operations basis. Following the Robin Spin-Off of the Handysize tanker vessel (Note 1) and the acquisition of the new MR (MR2 class) tanker vessel (Note 6 and 18(f)), the former Handysize segment was renamed “MR (Handysize/MR2)” to reflect both the updated fleet composition and strategic continuity of the segment. The reportable segments reflect the internal organization of the Company and the way the chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. Further, the transport of refined petroleum products (carried by MR (Handysize/MR2) tanker vessels) and liquefied petroleum gas (carried by LPG carriers) has different characteristics. In addition, the nature of trade, trading routes, charterers and cargo handling of liquefied petroleum gas and  refined petroleum products differs.

The table below presents information about the Company’s reportable segments comprising its continuing operations for the six months ended June 30, 2024 and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2024			Six months ended June 30, 2025
	MR (Handysize/MR2) tanker segment	LPG carrier segment	Total	MR (Handysize/MR2) tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$6,516,885	$6,516,885	$—	$7,528,174	$7,528,174
Voyage charter revenues	—	1,310,662	1,310,662	—	—	—
Pool revenues	4,019,697	—	4,019,697	2,068,779	—	2,068,779
Total vessel revenues	$4,019,697	$7,827,547	$11,847,244	$2,068,779	$7,528,174	$9,596,953
Voyage expenses (including charges from related parties)	(156,626)	(920,035)	(1,076,661)	(266,641)	(360,353)	(626,994)
Vessel operating expenses	(1,135,874)	(3,420,534)	(4,556,408)	(696,733)	(3,851,595)	(4,548,328)
Management fees to related parties	(189,098)	(756,392)	(945,490)	(144,585)	(775,404)	(919,989)
Provision for doubtful accounts	—	(25,369)	(25,369)	—	—	—
Depreciation and amortization	(463,714)	(1,855,612)	(2,319,326)	(415,178)	(1,891,522)	(2,306,700)
Segments operating income/(loss)	$2,074,385	$849,605	$2,923,990	$545,642	$649,300	$1,194,942
Interest and finance costs			(202,251)			(79,144)
Interest income			4,288,184			1,296,262
Interest income from related party			—			1,771,836
Dividend income from related party			1,263,889			2,620,833
Foreign exchange (losses)/gains			(3,404)			35,744
Dividend income on equity securities			4,136			4,623
(Loss)/Gain on equity securities			(13,837)			22,163
Less: Unallocated corporate general and administrative expenses (including related parties)			(4,698,176)			(3,955,945)
Net income and comprehensive income from continuing operations, before taxes			$3,562,531			$2,911,314
Net income and comprehensive income from discontinued operations, before taxes			$19,714,095			$100,768
Net income and comprehensive income, before taxes			$23,276,626			$3,012,082

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2024, and June 30, 2025, is as follows:

	As of December 31, 2024	As of June 30, 2025
MR (Handysize/MR2) tanker segment	9,666,777	5,408,661
LPG carrier segment	72,241,241	71,646,584
Cash and cash equivalents(1)	37,191,906	114,665,412
Prepaid expenses and other assets(1)	206,812,257	134,089,457
Total assets from continuing operations	$325,912,181	$325,810,114
Total assets from discontinued operations	$495,003	$449,807
Total consolidated assets	$326,407,184	$326,259,921

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.